PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period
Balance at December 31, 2020	245,372
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	49,721
Depreciation for the period	(12,827)
Balance at December 31, 2020
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	53,689
Depreciation for the period	(20,352)
Balance at December 31, 2020
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	23,619
Depreciation for the period	(1,858)
Balance at December 31, 2020
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	153,380
Depreciation for the period
Balance at December 31, 2020
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Balance at December 31, 2020	280,409
Cost [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	49,721
Depreciation for the period
Balance at December 31, 2020
Cost [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	53,689
Depreciation for the period
Balance at December 31, 2020
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	23,619
Depreciation for the period
Balance at December 31, 2020
Cost [Member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	153,380
Depreciation for the period
Balance at December 31, 2020
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Balance at December 31, 2020	(35,037)
Accumulated depreciation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(12,827)
Balance at December 31, 2020
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(20,352)
Balance at December 31, 2020
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(1,858)
Balance at December 31, 2020
Accumulated depreciation [Member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period
Depreciation for the period
Balance at December 31, 2020